Label	Element	Value
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	American High-Income Municipal Bond Fund®
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	The “Indexes” table in the “Investment results” section of the American High-Income Municipal Bond Fund prospectus is amended in its entirety to read as follows:
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	capitalgroup.com
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	Keep this supplement with your prospectus.
Thirty Day Yield Caption [Optional Text]	oef_ThirtyDayYieldCaption	Class F-2 annualized 30-day yield at July 31, 2024:
Thirty Day Yield Phone	oef_ThirtyDayYieldPhone	(800) 421-4225
Thirty Day Yield	oef_ThirtyDayYield	4.19%
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.64%